Taxes - Tax Effects of Temporary Differences and Tax Loss Carry-forwards (Detail) - SEK (kr) kr in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	kr 26,296	kr 31,174	kr 23,152
Deferred tax liabilities	1,089	1,224	670
Net balance	25,207	29,950	kr 22,482
Intangible assets and property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	771	1,233
Deferred tax liabilities	1,579	1,792
Current assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,235	3,413
Deferred tax liabilities	862	878
Post employment benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	7,062	7,220
Deferred tax liabilities	378	787
Provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,739	3,592
Deferred tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	8,285	8,424
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,794	2,585
Deferred tax liabilities	277	281
Loss Carry Forwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4,417	7,221
Deferred tax assets/ liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	28,303	33,688
Deferred tax liabilities	3,096	3,738
Net balance	25,207	29,950
Netting of tax assets/ liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Netting of deferred tax assets	(2,007)	(2,514)
Netting of deferred tax liabilities	kr 2,007	kr (2,514)